Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (110.4%)
Aerospace & Defense (4.0%)
$600	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	$616,160
2,400	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63)(1)	(B, B3)	08/01/32	7.250	2,484,780
795	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ 103.38)(1)	(BB-, B1)	06/15/33	6.750	817,969
587	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(BB-, B1)	02/01/29	7.500	610,098
900	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38)(1)	(BB-, B1)	11/15/30	8.750	969,751
779	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.19)(1)	(BB-, Ba2)	06/15/33	6.375	797,511
755	Goat Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ 103.38)(1)	(B, B2)	02/01/32	6.750	761,736
1,260	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(BB-, Ba3)	03/01/29	6.375	1,291,181
660	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	679,464

					9,028,650

Air Transportation (0.2%)
475	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 103.19)(1),(2)	(B, B3)	02/01/30	6.375	449,212

Auto Parts & Equipment (6.2%)
1,934	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/28 @ 103.75)(1)	(BB, B2)	02/15/33	7.500	1,973,697
429	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 08/10/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	439,794
511	Advance Auto Parts, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ 103.50)(1)	(BB, Ba3)	08/01/30	7.000	513,961
579	Advance Auto Parts, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/28 @ 103.69)(1)	(BB, Ba3)	08/01/33	7.375	582,257
2,918	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 100.00)(1)	(B, Caa1)	05/15/27	8.500	2,941,808
893	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)(1)	(B+, B2)	05/15/32	8.000	946,773
2,575	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 100.00)(1)	(CCC, Caa1)	02/01/28	8.000	2,523,184
2,153	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)(1)	(B, B1)	05/31/32	7.750	2,236,099
1,802	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Baa3)	04/15/29	6.750	1,856,671

					14,014,244

Brokerage (0.6%)
1,314	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	1,382,178

Building & Construction (4.2%)
1,500	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/25 @ 100.00)(1)	(B+, Ba2)	02/01/28	5.750	1,501,386
2,134	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/10/25 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	2,118,977
2,361	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.38)(1)	(B, B3)	09/01/28	5.500	2,354,495
300	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B, B3)	01/31/31	8.625	322,978
614	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19)(1)	(BB, Ba3)	03/01/32	6.375	630,179
1,024	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38)(1)	(B+, B2)	03/01/33	6.750	1,050,521
600	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/28 @ 103.13)(1)	(BB+, Ba3)	08/01/33	6.250	606,091

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building & Construction (continued)
$920	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)(1)	(BB+, Ba3)	08/15/32	6.500	$940,201

					9,524,828

Building Materials (6.1%)
565	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	574,334
2,100	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)(1)	(B+, Ba3)	08/15/32	6.875	2,171,423
905	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/30 @ 103.38)(1)	(BB-, Ba2)	05/15/35	6.750	930,791
60	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 103.28)(1)	(B-, B3)	08/01/28	8.750	55,036
1,135	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)(1)	(B-, B3)	08/15/29	9.500	1,041,472
2,268	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.50)(1),(2)	(CCC+, Caa2)	03/01/29	6.000	2,130,842
1,200	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 100.83)(1)	(BB, Ba1)	01/15/28	5.000	1,192,005
751	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)(1)	(BB, Ba3)	07/15/32	7.000	764,187
1,820	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	1,859,463
2,608	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 104.75)(1),(2)	(CCC, Caa2)	04/15/30	9.500	1,989,864
1,045	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 101.72)(1),(2)	(CCC+, Caa1)	10/15/28	6.875	1,043,136

					13,752,553

Cable & Satellite TV (1.8%)
2,785	Altice France SA, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.28)(1),(3),(4)	(D, Caa2)	01/15/29	0.000	2,403,803
300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.28)(1),(3),(4)	(D, Caa2)	07/15/29	0.000	260,529
300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 102.75)(1),(3),(4)	(D, Caa2)	10/15/29	0.000	260,480
1,200	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,132,338

					4,057,150

Chemicals (5.0%)
715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	735,210
725	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)(1)	(BB-, Ba3)	11/01/31	6.250	728,713
726	Element Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 100.97)(1)	(BB, B1)	09/01/28	3.875	699,600
950	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.88)(1)	(B-, B2)	05/15/28	4.750	829,183
1,200	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.31)(1),(5)	(CCC, Caa2)	05/15/29	5.250	980,307
1,682	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 103.38)(1)	(BB-, Ba3)	05/15/28	6.750	1,656,685
875	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00)(1)	(BB, Ba2)	03/15/32	6.250	867,999
2,400	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.16)(1)	(BB-, B2)	03/15/29	4.625	1,874,582
2,885	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	1,852,736
1,041	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B2)	03/01/31	7.375	1,072,593

					11,297,608

Diversified Capital Goods (2.4%)
1,070	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	988,764

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Diversified Capital Goods (continued)
$2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 103.31)(1),(2)	(CCC, Caa2)	10/15/29	6.625	$1,660,031
900	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, Ba3)	12/15/27	4.375	885,370
750	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	771,369
1,118	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ 103.88)(1),(2)	(B+, NR)	07/15/30	7.750	1,094,309

					5,399,843

Electronics (1.2%)
1,438	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ 103.25)(1)	(B-, B2)	12/01/29	6.500	1,460,506
1,250	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)(1)	(BB+, Ba2)	07/15/32	6.625	1,278,889

					2,739,395

Energy - Exploration & Production (6.1%)
650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	671,089
905	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	916,799
298	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 104.81)(1)	(BB-, B1)	06/15/33	9.625	307,731
2,074	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,962,113
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/27 @ 103.63)(1)	(BB, B1)	03/01/32	7.250	567,556
2,750	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	2,940,151
286	Excelerate Energy LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 104.00)(1)	(BB+, NR)	05/15/30	8.000	299,586
580	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	591,510
874	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.25)(1)	(BB-, B1)	04/15/32	6.500	874,273
3,415	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 102.03)(1)	(B+, B1)	03/01/28	8.125	3,451,994
1,080	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	1,053,016

					13,635,818

Environmental (0.4%)
335	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba2)	02/01/31	6.375	342,643
555	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50)(1)	(B-, B3)	02/01/33	7.000	577,489

					920,132

Food - Wholesale (1.6%)
500	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 100.00)(1)	(BB+, Ba2)	04/15/27	5.250	499,286
1,700	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,712,233
1,315	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)(1)	(BB, B1)	09/15/32	6.125	1,337,120

					3,548,639

Gaming (2.2%)
1,491	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	1,538,924
268	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	273,405
1,180	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/25 @ 100.00)(1)	(B+, B2)	05/15/28	7.000	1,181,982

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gaming (continued)
$1,850	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 100.00)(1)	(BB-, B1)	05/15/27	5.250	$1,851,072

					4,845,383

Gas Distribution (2.6%)
300	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)(1)	(B+, B2)	07/15/32	7.250	316,627
429	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	455,003
450	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.94)(1)	(BBB-, Ba2)	03/01/28	5.875	457,906
600	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BBB-, Ba2)	10/15/30	5.500	603,306
914	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 03/15/28 @ 103.38)(1)	(BB, Ba2)	03/15/33	6.750	950,699
315	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB, Ba2)	05/15/30	4.800	303,295
900	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00)(1)	(B+, B1)	12/31/30	6.000	882,405
1,950	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(B+, B1)	02/15/29	7.375	2,002,517

					5,971,758

Health Facility (0.2%)
513	Insulet Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/28 @ 103.25)(1)	(B+, B2)	04/01/33	6.500	527,658

Health Services (1.8%)
2,600	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	2,558,103
1,569	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 102.69)(1)	(BB-, Ba3)	02/15/30	5.375	1,537,869

					4,095,972

Hotels (0.5%)
466	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 102.88)(1)	(BB+, Ba2)	09/15/33	5.750	466,850
45	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	45,802
427	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.25)(1)	(BB, Ba3)	06/15/33	6.500	437,602
247	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB, Ba3)	04/01/32	6.500	252,447

					1,202,701

Insurance Brokerage (7.2%)
1,623	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	1,646,118
333	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.69)(1)	(B, B2)	10/01/31	6.500	338,245
600	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.19)(1)	(B+, B1)	02/15/29	6.375	611,437
1,093	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 101.41)(1)	(CCC+, Caa2)	01/15/29	5.625	1,091,762
1,094	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ 103.75)(1)	(CCC+, Caa2)	02/15/32	7.500	1,168,978
2,512	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63)(1)	(B, B2)	02/15/31	7.250	2,603,992
1,200	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.63)(1)	(B+, B1)	06/15/30	7.250	1,251,856
1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	1,589,246
1,800	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,914,530

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (continued)
$260	Nassau Cos., of New York, Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.94)(1)	(BB-, NR)	07/15/30	7.875	$263,075
2,100	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	2,172,880
1,500	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94)(1)	(BB-, B1)	08/01/32	5.875	1,505,338

					16,157,457

Investments & Misc. Financial Services (9.3%)
3,150	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	3,030,942
900	Block, Inc., Senior Unsecured Notes (Callable 05/15/27 @ 103.25)	(BB+, Ba2)	05/15/32	6.500	924,187
4,586	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	4,852,419
1,450	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/15/25 @ 101.31)(1)	(B-, B3)	04/15/29	5.250	1,348,526
1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B-, B3)	01/15/32	5.000	1,008,805
1,989	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)(1)	(B, B2)	09/15/31	6.750	2,034,227
1,553	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(1)	(BB, Ba1)	04/30/31	7.125	1,605,074
1,864	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.00)(1)	(B, B2)	06/15/29	4.000	1,713,799
600	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.38)(1)	(BB-, Ba3)	08/15/32	6.750	620,217
214	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ 103.44)(1)	(BB-, Ba3)	07/15/32	6.875	217,920
2,480	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(1)	(B+, B1)	06/15/31	7.500	2,582,558
997	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ 103.31)(1)	(BB, Ba2)	04/01/33	6.625	1,017,404

					20,956,078

Machinery (3.6%)
1,222	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(BB-, Ba2)	01/01/30	7.500	1,281,585
2,441	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 103.06)(1)	(BB-, Ba3)	06/01/33	6.125	2,472,675
2,071	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 100.00)(1)	(B, B3)	07/31/27	5.750	2,039,156
812	Griffon Corp., Global Company Guaranteed Notes (Callable 08/30/25 @ 100.96)	(B+, B1)	03/01/28	5.750	809,038
1,200	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	1,216,958
226	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	239,040

					8,058,452

Media - Diversified (0.0%)
40	Tech 7 SAS Super Senior(3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	5
67	Tech 7 SAS Super Senior(3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	8
20	Tech 7 SAS Technicolor Creative Studios Super Senior(3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	2
20	Technicolor Creative Studios SA(3),(4),(5),(6),(7)	(NR, NR)	04/01/26	0.000	2

					17

Media Content (0.2%)
600	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1)	(BB+, Ba3)	09/01/31	3.875	530,111

Metals & Mining - Excluding Steel (4.9%)
973	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ 103.38)(1)	(BB-, B1)	03/31/33	6.750	992,281
1,959	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)(1)	(BB-, Ba3)	08/15/32	6.375	1,988,595

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (continued)
$2,700	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 103.25)(1)	(B+, B1)	02/15/30	6.500	$2,669,274
2,300	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	2,440,210
1,200	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	1,118,727
782	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 102.38)(1)	(BB, B1)	01/30/30	4.750	749,633
985	Novelis, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/27 @ 103.44)(1)	(BB, B1)	01/30/30	6.875	1,015,747

					10,974,467

Oil Refining & Marketing (2.2%)
1,643	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B1)	01/15/32	8.250	1,724,223
900	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	944,150
320	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 103.13)(1)	(BB+, Ba1)	07/01/33	6.250	324,346
1,100	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB+, Ba1)	09/15/28	7.000	1,134,480
768	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 104.25)(1)	(CCC+, Caa1)	06/15/30	8.500	803,859

					4,931,058

Packaging (5.2%)
690	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 100.75)(1),(5)	(CCC, Caa2)	09/01/29	3.000	715,580
600	Ball Corp., Global Company Guaranteed Notes (Callable 08/15/25 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	612,454
739	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.38)(1)	(BB-, Ba3)	07/15/30	6.750	737,943
224	Crown Americas LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 102.94)(1)	(BB+, Ba2)	06/01/33	5.875	224,638
1,425	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 08/10/25 @ 102.31)(1)	(CCC+, Caa2)	04/15/27	9.250	1,411,738
2,550	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.97)(1)	(B, B2)	04/15/27	7.875	2,575,936
418	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, B2)	05/15/31	7.250	423,269
768	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ 104.75)(1)	(B-, B3)	05/15/30	9.500	786,908
2,538	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa3)	12/31/28	12.750	2,718,586
1,077	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.03)(1)	(BB-, Ba3)	04/15/29	4.125	1,034,099
462	Veritiv Operating Co., Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	501,412

					11,742,563

Personal & Household Products (1.0%)
600	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69)(1)	(BB, Ba3)	10/15/28	7.375	625,785
1,050	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1)	(BBB-, Ba1)	02/16/31	6.750	1,093,284
513	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ 102.94)(1)	(BBB-, Ba1)	01/31/31	5.875	515,188
67	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ 103.06)(1)	(BBB-, Ba1)	07/31/32	6.125	67,754

					2,302,011

Pharmaceuticals (0.3%)
600	IQVIA, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 103.13)(1)	(BB, Ba2)	06/01/32	6.250	616,084

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Property & Casualty Insurance (1.2%)
$2,565	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.88)(1)	(B-, B3)	02/15/31	7.750	$2,676,698

Rail (0.6%)
1,385	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	1,403,001

Real Estate Investment Trusts (0.7%)
1,562	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(1)	(BB-, Ba3)	04/15/30	6.000	1,578,601

Recreation & Travel (3.6%)
747	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 102.63)(1)	(B+, B2)	08/15/29	5.250	727,930
2,933	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(BB-, B1)	05/15/31	7.250	2,991,590
2,535	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 100.00)(1)	(BB+, B1)	11/01/27	4.875	2,513,302
1,858	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)(1)	(BB-, Ba3)	05/15/32	6.500	1,909,773

					8,142,595

Restaurants (1.4%)
600	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)(1)	(BB+, Ba2)	06/15/29	6.125	613,901
2,377	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	2,510,831

					3,124,732

Software - Services (7.7%)
267	AmeriTex HoldCo Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ 103.81)(1)	(B, B2)	08/15/33	7.625	272,245
2,100	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.34)(1)	(NR, B1)	10/31/26	5.375	2,091,954
1,837	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 09/30/25 @ 104.50)(1)	(B-, Caa2)	09/30/29	9.000	1,899,611
518	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)(1)	(B-, B3)	12/15/31	9.500	545,691
2,850	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	2,927,910
1,200	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	1,240,136
727	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	662,432
1,200	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,232,752
2,938	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 101.78)(1)	(B-, Caa1)	12/15/28	7.125	2,812,877
812	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	865,536
2,147	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.25)(1)	(B, B1)	03/15/33	6.500	2,177,019
600	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 100.97)(1)	(B+, B1)	02/01/29	3.875	564,858

					17,293,021

Specialty Retail (2.8%)
466	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ 103.00)(1),(8)	(B+, Caa1)	07/15/33	10.000	486,305
2,905	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes(1),(9)	(NR, WR)	12/30/25	7.500	2,207,800
80	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes(1),(6),(7)	(NR, WR)	12/30/25	7.500	60,450
102	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC(4),(6),(7)	(NR, NR)	12/31/25	0.000	74,263
2,275	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(BB-, B2)	08/01/31	8.250	2,407,171

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (continued)
$1,064	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	$1,003,791

					6,239,780

Steel Producers/Products (0.5%)
1,124	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 08/10/25 @ 101.56)(1)	(B, Caa1)	04/15/29	6.250	1,070,960

Support - Services (7.1%)
916	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ 103.00)(1)	(BB, Ba2)	08/01/33	6.000	924,047
1,979	Allied Universal Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.94)(1)	(B, B3)	02/15/31	7.875	2,076,611
1,014	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 100.00)(1)	(BBB-, Ba2)	01/15/28	4.000	987,919
1,500	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88)(1)	(BB-, Ba3)	10/15/29	5.750	1,512,517
1,708	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.13)(1)	(B-, B2)	05/01/28	4.500	1,611,475
1,882	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.63)(1)	(BB-, Ba3)	06/15/33	7.250	1,950,462
487	Herc Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/27 @ 103.50)(1)	(BB-, Ba3)	06/15/30	7.000	502,710
1,005	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ 104.63)(1)	(B, B1)	07/01/32	9.250	1,064,192
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.21)(1)	(BB, Ba3)	06/15/28	7.250	760,537
600	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)(1)	(BB, Ba3)	03/15/29	6.375	616,153
374	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.19)(1)	(BB, Ba3)	03/15/33	6.375	383,190
605	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.31)(1)	(BB-, B2)	04/15/30	6.625	624,782
1,918	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)(1)	(BB-, B2)	06/15/29	6.625	1,967,068
1,350	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/10/25 @ 102.50)(1)	(B, B3)	01/15/30	5.000	1,023,239

					16,004,902

Tech Hardware & Equipment (0.7%)
1,500	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	1,538,936

Telecom - Wireline Integrated & Services (2.2%)
1,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 100.00)(1)	(CCC+, Caa2)	01/15/28	5.000	1,203,750
1,500	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(1)	(B-, B3)	04/01/30	4.500	1,346,250
1,261	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 08/10/25 @ 101.81)(1)	(B-, B3)	10/15/30	3.875	1,087,613
361	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 08/10/25 @ 101.88)(1)	(B-, B3)	04/15/31	4.000	312,265
300	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	279,220
600	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	547,184
290	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38)(1)	(B+, Ba3)	07/15/31	4.750	268,612

					5,044,894

Transport Infrastructure/Services (0.9%)
300	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(B+, Ba3)	06/01/31	7.125	311,415
600	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(B+, Ba3)	02/01/32	7.125	624,068

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Transport Infrastructure/Services (continued)
$1,032	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 08/10/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	$1,050,806
					1,986,289

TOTAL CORPORATE BONDS (Cost $246,975,847)					248,766,429

BANK LOANS (19.5%)
Advertising (1.1%)
2,800	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(10)	(B, B1)	12/31/31	8.606	2,509,814

Aerospace & Defense (0.3%)
189	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(10)	(NR, NR)	05/25/29	8.569	139,028
799	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(10)	(NR, NR)	02/01/29	12.180	514,826

					653,854

Auto Parts & Equipment (0.9%)
235	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(7),(10)	(NR, NR)	03/30/27	9.580	228,369
182	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%(10)	(B+, B1)	03/30/27	9.570	178,745
1,241	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%(10)	(B+, B1)	03/30/27	9.570	1,217,796
493	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(7),(9),(10)	(NR, NR)	11/28/26	10.471	438,827

					2,063,737

Automakers (0.2%)
443	Fastlane Parent Co., Inc., 3 mo. USD Term SOFR + 8.750%(10)	(CCC, WR)	02/04/27	13.307	431,635

Building Materials (0.6%)
591	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(10)	(B-, Caa1)	10/10/30	9.046	453,290
782	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(10)	(B-, B3)	08/01/28	9.967	732,826
250	Foundation Building Materials Holding Co. LLC, 3 mo. USD Term SOFR + 3.250%(10)	(B, B3)	01/31/28	7.820	245,514

					1,431,630

Chemicals (1.2%)
465	Ascend Performance Materials Operations LLC, 1 mo. USD Term SOFR + 10.000%(9),(10)	(NR, NR)	10/23/25	14.463	400,919
970	Ascend Performance Materials Operations LLC(3),(4)	(NR, WR)	08/27/26	0.000	56,548
997	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(10)	(CCC, Caa2)	12/29/27	8.307	862,139
424	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%(10)	(B-, B3)	04/21/29	9.829	374,895
1,012	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%(10)	(CCC, Caa1)	10/16/28	9.914	374,362
1,766	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%, 0.750% PIK(8),(9),(10)	(CCC, Caa1)	10/16/28	10.664	653,470
106	SK Neptune Husky Finance SARL(3),(4),(9)	(NR, WR)	04/30/26	0.000	19,787
1,085	SK Neptune Husky Group SARL(3),(4),(9)	(NR, WR)	01/03/29	0.000	35,276

					2,777,396

Electronics (1.3%)
1,237	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(10)	(B, B3)	10/08/28	8.807	1,245,691
1,696	Idemia Group, 3 mo. USD Term SOFR + 4.250%(10)	(B, B2)	09/30/28	8.546	1,711,942

					2,957,633

Energy - Exploration & Production (0.0%)
2,863	PES Holdings LLC, 3.000% PIK(3),(8),(9)	(NR, WR)	12/31/25	3.000	25,054

Food - Wholesale (0.1%)
450	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(10)	(CCC-, NR)	12/31/29	8.344	248,625

Gas Distribution (0.7%)
1,476	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.000%(10)	(B+, B2)	02/16/28	7.308	1,483,247

Health Facilities (0.4%)
426	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(9),(10)	(CCC+, Caa2)	09/30/27	11.896	199,039
315	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(9),(10)	(B-, B3)	05/18/28	11.080	309,054

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Facilities (continued)
$1,281	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(8),(9),(10)	(NR, Caa3)	08/18/28	11.080	$463,937

					972,030

Health Services (0.8%)
86	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(10)	(B, Caa1)	12/15/28	8.349	83,876
575	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(10)	(CCC, Ca)	12/15/28	8.463	520,284
37	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250%(10)	(B, Caa1)	12/15/28	9.599	37,512
1,148	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(10)	(B-, B3)	12/15/27	9.046	1,153,043

					1,794,715

Hotels (0.2%)
191	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 1.500%, 6.000% PIK(8),(10)	(B-, Caa1)	03/11/30	11.958	190,856
216	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%(10)	(B+, B2)	03/11/30	9.958	216,849

					407,705

Insurance Brokerage (0.7%)
1,515	Alera Group, Inc., 1 mo. USD Term SOFR + 5.500%(10)	(CCC+, Caa2)	05/30/33	9.856	1,575,481

Machinery (0.3%)
581	Madison IAQ LLC, 3 mo. USD Term SOFR + 3.250%(10)	(B, B1)	05/06/32	7.452	584,261

Media - Diversified (0.9%)
1,191	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(10)	(B-, B3)	12/29/28	8.106	1,135,588
317	Technicolor Creative Studios, 0.500% PIK(3),(5),(6),(7),(8)	(NR, NR)	08/06/33	0.500	0
948	Twitter, Inc.	(NR, NR)	10/26/29	9.500	920,942

					2,056,530

Packaging (0.8%)
1,748	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(10)	(B-, B3)	09/15/28	8.318 - 8.324	1,755,518

Personal & Household Products (0.9%)
1,973	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(10)	(NR, NR)	06/29/28	11.910	1,845,182
215	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(6),(7),(10)	(NR, NR)	06/29/28	11.940	215,333

					2,060,515

Software - Services (4.6%)
813	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%(10)	(B, B3)	08/02/29	9.817	813,787
426	Astra Acquisition Corp.(3),(4),(9)	(CCC+, Caa2)	02/25/28	0.000	121,077
1,193	Astra Acquisition Corp.(3),(4),(9)	(CC, C)	10/25/28	0.000	14,659
796	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500%(10)	(B, B2)	03/29/29	7.796	798,629
179	CommScope, Inc.(10),(11)	(B-, B3)	12/17/29	0.000	181,886
1,862	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%(10)	(B-, B3)	08/14/28	9.802	1,831,163
471	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.250%(9),(10)	(CCC+, Caa2)	12/06/32	9.583	469,905
2,611	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(10)	(CCC+, Caa1)	02/01/29	8.708	2,193,342
663	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(10)	(B, B1)	02/01/29	10.323	686,179
549	Polaris Newco LLC, 1 mo. GBP SONIA + 5.000%(10),(12)	(CCC+, B3)	06/02/28	9.217	686,670
1,600	Project Alpha Intermediate Holding, Inc.(10),(11)	(B-, Caa1)	05/09/33	0.000	1,603,008
733	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(7),(10)	(CCC-, Caa2)	04/27/28	9.320	395,933
594	UKG, Inc., 3 mo. USD Term SOFR + 2.500%(10)	(B-, B2)	02/10/31	6.810	594,612

					10,390,850

Steel Producers/Products (0.7%)
1,475	OPTA, Inc., 1 mo. USD Term SOFR + 6.750%(7),(9),(10)	(NR, NR)	11/09/28	11.221	1,453,076

Support - Services (1.9%)
309	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%(10)	(CCC, Caa2)	06/04/29	10.971	304,363
1,099	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(10)	(B-, B2)	06/02/28	7.971	1,097,460
482	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%(10)	(CCC-, Caa2)	01/02/29	8.296	291,098
459	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(10)	(B, B2)	01/02/29	10.546	457,536
1,178	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(10)	(CCC, Caa2)	08/10/29	6.057	694,462

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Support – Services (continued)
$391	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(10)	(CCC-, Caa3)	08/10/29	5.796 - 6.057	$125,807
760	PODS LLC, 1 mo. USD Term SOFR + 3.000%(10)	(B-, B3)	03/31/28	7.471	722,620
600	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(9),(10)	(CCC, Caa3)	11/02/28	13.070	501,000

					4,194,346

Tech Hardware & Equipment (0.4%)
1,320	Atlas CC Acquisition Corp. (2025 Second Out Term Loan B), 3 mo. USD Term SOFR + 4.250%(10)	(NR, NR)	05/25/29	8.569	975,820

Telecom - Wireline Integrated & Services (0.5%)
1,428	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(10)	(NR, B1)	08/01/29	10.048	1,193,397

TOTAL BANK LOANS (Cost $52,558,153)					43,996,869

ASSET BACKED SECURITIES (6.4%)
Collateralized Debt Obligations (6.4%)
1,500	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(10)	(NR, Ba3)	04/20/35	11.495	1,506,948
1,170	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 5.000%(1),(5),(10)	(BBB-, NR)	01/22/38	6.995	1,348,073
1,250	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba1)	04/27/39	6.659	1,150,040
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(10)	(B, NR)	10/15/36	11.289	1,190,642
1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(10)	(BB-, NR)	04/20/34	11.307	1,508,445
1,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(10)	(NR, B1)	07/15/31	10.729	1,487,960
1,500	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(10)	(B, NR)	10/20/34	11.697	1,468,610
1,200	KKR CLO 45a Ltd., 2024-45A, Rule 144A, 3 mo. USD Term SOFR + 7.300% (1),(10)	(NR, NR)	04/15/35	11.618	1,200,060
1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(10)	(NR, Ba1)	01/22/35	10.344	1,506,910
600	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312% (1),(10)	(NR, A2)	10/20/30	7.637	604,774
1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Aaa)	04/20/37	5.459	1,505,468

TOTAL ASSET BACKED SECURITIES (Cost $14,350,700)					14,477,930

Shares
COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.2%)
57	Jason, Inc.(4)				312,070

Chemicals (0.2%)
89,998	Proppants Holdings LLC(6),(7),(9)				1,800
15,074	Utex Industries				427,092

					428,892

Energy - Exploration & Production (0.0%)
111,570	PES Energy, Class A(4),(6),(7),(9)				1,116

Hotels (0.3%)
10,962	Aimbridge Acquisition Co., Inc.(4)				707,049

Personal & Household Products (0.1%)
32,039	Dream Well, Inc.(4)				253,108
32,039	Serta Simmons Bedding Equipment Co.(4),(6),(7)				0

					253,108

Pharmaceuticals (0.0%)
68,836	Akorn, Inc.(4)				2,065

Private Placement (0.0%)
102,040,536	Technicolor Creative Studios SA(4),(6),(7),(13)				0

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Specialty Retail (0.0%)
105	Eagle Investments Holding Co. LLC, Class B(4),(6),(7)	$1

Support - Services (0.0%)
2,100	LTR Holdings, Inc.(6),(7),(9)	3,111

TOTAL COMMON STOCKS (Cost $6,640,530)		1,707,412

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/08/2026(4),(6),(7),(9) (Cost $11,700)	0

SHORT-TERM INVESTMENTS (5.0%)
2,021,933	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.24%	2,021,933
9,185,600	State Street Navigator Securities Lending Government Money Market Portfolio, 4.32%(14)	9,185,600

TOTAL SHORT-TERM INVESTMENTS (Cost $11,207,533)		11,207,533

TOTAL INVESTMENTS AT VALUE (142.1%) (Cost $331,744,463)		320,156,173

LIABILITIES IN EXCESS OF OTHER ASSETS (-42.1%)		(94,787,359)

NET ASSETS (100.0%)		$225,368,814

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to a value of $258,913,399 or 114.9% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	Bond is currently in default.
(4)	Non-income producing security.
(5)	This security is denominated in Euro.
(6)

Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund’s valuation designee under the oversight of the Board of Trustees.

(7)	Security is valued using significant unobservable inputs.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Illiquid security.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of July 31, 2025. The rate may be subject to a cap and floor.
(11)	Position is unsettled. Contract rate was not determined at July 31, 2025 and does not take effect until settlement.
(12)	This security is denominated in British Pound.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse High Yield Bond Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	339,866	USD	375,215	10/07/25	Deutsche Bank AG	$375,216	$390,644	$15,428
EUR	64,816	USD	71,590	10/07/25	JPMorgan Chase	71,589	74,499	2,910
GBP	37,226	USD	48,353	10/07/25	Barclays Bank PLC	48,353	49,294	941
USD	14,505	GBP	10,700	10/07/25	JPMorgan Chase	(14,505)	(14,169)	336

Total Unrealized Appreciation								$19,615

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
GBP	300,000	USD	402,609	10/07/25	Deutsche Bank AG	$402,609	$397,251	$(5,358)
GBP	750,000	USD	996,045	10/07/25	JPMorgan Chase	996,045	993,129	(2,916)
USD	65,226	EUR	61,488	10/07/25	Barclays Bank PLC	(65,226)	(70,675)	(5,449)
USD	116,882	EUR	104,971	10/07/25	Deutsche Bank AG	(116,883)	(120,654)	(3,771)
USD	73,753	EUR	64,171	10/07/25	JPMorgan Chase	(73,753)	(73,758)	(5)
USD	3,312,319	EUR	2,959,475	10/07/25	Morgan Stanley	(3,312,319)	(3,401,634)	(89,315)
USD	54,523	GBP	42,950	10/07/25	Deutsche Bank AG	(54,524)	(56,874)	(2,350)
USD	2,049,553	GBP	1,568,195	10/07/25	Morgan Stanley	(2,049,553)	(2,076,560)	(27,007)

Total Unrealized Depreciation								$(136,171)

Total Net Unrealized Appreciation/(Depreciation)								$(116,556)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$248,631,699	$134,730	$248,766,429
Bank Loans	—	41,265,331	2,731,538	43,996,869
Asset Backed Securities	—	14,477,930	—	14,477,930
Common Stocks	—	1,701,384	6,028	1,707,412
Warrants	—	—	0	0
Short-term Investments	11,207,533	—	—	11,207,533

	$11,207,533	$306,076,344	$2,872,296	$320,156,173

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$19,615	$—	$19,615

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$136,171	$—	$136,171

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2025 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2024	$296,483	$4,930,624	$6,028	$0	$5,233,135
Accrued discounts (premiums)	—	47,027	—	—	47,027
Purchases	(33,565)	1,360,983	—	—	1,327,418
Sales	—	(1,112,239)	—	—	(1,112,239)
Realized gain (loss)	—	1,689	—	—	1,689
Change in unrealized appreciation (depreciation)	(128,188)	(238,763)	—	—	(366,951)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(2,257,783)	—	—	(2,257,783)

Balance as of July 31, 2025	$134,730	$2,731,538	$6,028	$0	$2,872,296

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2025	$(128,115)	$(224,586)	$—	$—	$(352,701)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At July 31, 2025	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$2,731,538	Vendor pricing	Single Broker Quote	$0.54 – $1.00 ($0.91)
	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
Corporate Bonds	134,730	Income Approach	Expected Remaining Distribution	0.00 – 0.76 (0.74)
Common Stocks	6,028	Income Approach	Expected Remaining Distribution	0.00 – 1.48 (0.77)
Warrant	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (ii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2025, $2,257,783 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.